UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 28, 2009

1.814091.104

CTF-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount	Value
Connecticut - 85.1%
Branford Gen. Oblig.:
4% 5/15/11 (a)	$ 775,000	$ 820,345
4% 5/15/13 (a)	1,435,000	1,561,065
5.25% 5/15/13 (MBIA Insured)	500,000	543,750
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15	4,570,000	4,722,775
5.375% 8/15/19 (FGIC Insured)	3,000,000	3,050,310
Series 2004 A, 5.25% 8/15/16 (MBIA Insured)	1,320,000	1,377,684
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,814,592
5% 12/1/17 (FSA Insured)	1,830,000	2,004,253
5% 12/1/18 (FSA Insured)	1,635,000	1,780,302
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,885,219
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	5,865,000	4,821,323
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,266,408
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,193,542
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,530,100
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (c)	5,000,000	3,538,550
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	2,590,740
Connecticut Gen. Oblig.:
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,575,700
Series 2004 B, 5% 6/1/15	7,500,000	8,415,525
Series 2005 B:
5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,265,436
5.25% 6/1/20	16,915,000	19,628,504
Series 2006 A, 5% 12/15/15 (FSA Insured)	2,000,000	2,305,960
Series 2006 D:
5% 11/1/24	17,980,000	18,972,856
5% 11/1/25	10,000,000	10,485,300
Series 2006 E, 5% 12/15/16	3,020,000	3,488,342
Series 2006 F, 5% 12/1/21	2,000,000	2,174,920
Series 2007 D, 5% 12/1/19	1,745,000	1,977,085
Series 2008 A, 5% 4/15/27	5,000,000	5,207,750
Series 2008 B, 5% 4/15/28	4,000,000	4,141,920
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series A:
5% 2/15/27	$ 5,000,000	$ 5,214,900
5% 2/15/28	2,500,000	2,589,150
5% 2/15/29	2,500,000	2,573,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (b)	5,000,000	5,024,650
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,063,288
(Eastern Connecticut Health Network Proj.) Series C, 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,070,295
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,085,380
Series M, 5% 7/1/34	1,000,000	951,680
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,065,000	2,047,386
5.2% 8/1/38	4,190,000	4,002,372
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	980,753
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,006,010
Series G, 5% 7/1/38	3,000,000	2,858,010
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	2,640,000	3,231,994
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (MBIA Insured)	2,000,000	2,060,920
Series K1, 5% 7/1/27 (MBIA Insured)	2,000,000	1,950,660
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	3,822,026
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,192,938
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	3,862,520
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	945,430
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,024,310
Series X1, 5% 7/1/42	14,015,000	14,111,423
Series Y1, 5% 7/1/35	9,000,000	9,150,570
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,314,033
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/18 (AMBAC Insured)	$ 3,020,000	$ 3,217,840
5% 7/1/19 (AMBAC Insured)	2,035,000	2,132,700
5% 7/1/31 (AMBAC Insured)	7,000,000	6,290,760
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	285,000	288,206
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,645,917
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,037,170
5.5% 11/15/09 (MBIA Insured) (c)	5,500,000	5,548,840
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1990 A, 7.125% 6/1/10	2,445,000	2,481,577
Series 1992 B, 6.125% 9/1/12	8,680,000	9,464,064
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,375,690
Series 2003 B, 5% 1/1/15 (FGIC Insured)	8,910,000	9,658,707
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,197,360
5% 7/1/23	3,260,000	3,388,672
Series 2004 B, 5.25% 7/1/16	7,645,000	8,687,549
Series 2005 A, 5% 7/1/15 (MBIA Insured)	5,010,000	5,504,387
Series 2007 A:
5% 8/1/26	3,800,000	3,904,842
5% 8/1/27 (AMBAC Insured)	2,000,000	2,041,200
Series 2008 A, 5% 11/1/21	5,000,000	5,392,900
Series 2009 1, 5% 2/1/17	10,000,000	11,204,100
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,189,460
Series 2008 A:
5% 2/1/16	5,500,000	6,288,535
5% 2/1/17	3,000,000	3,451,440
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A:
5% 8/15/35 (MBIA Insured)	1,000,000	928,080
5% 11/15/37 (FSA Insured)	1,000,000	979,040
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,485,855
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,845,911
5% 9/1/22 (MBIA Insured)	1,700,000	1,776,568
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Monroe Gen. Oblig.:
2% 5/1/11	$ 275,000	$ 279,260
4% 5/1/13	500,000	543,665
4% 5/1/14	800,000	870,248
5% 5/1/15	500,000	574,305
5% 5/1/16	1,000,000	1,157,220
5% 5/1/18	500,000	582,590
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,385,156
5% 6/15/17 (AMBAC Insured) (c)	775,000	793,771
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,660,000	3,036,124
New Britain Gen. Oblig. Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,110,920
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,242,636
New Haven Gen. Oblig.:
Series C, 5.125% 11/1/16 (Escrowed to Maturity) (d)	30,000	33,959
5% 2/1/14 (MBIA Insured)	2,080,000	2,244,840
5% 2/1/15 (MBIA Insured)	1,705,000	1,851,766
5% 11/1/15 (AMBAC Insured)	2,575,000	2,805,720
5% 11/1/16 (AMBAC Insured)	6,000,000	6,528,300
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (d)	1,925,000	2,200,275
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,162,135
5% 1/15/16 (AMBAC Insured)	1,025,000	1,176,618
5% 1/15/17 (AMBAC Insured)	1,025,000	1,184,705
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (MBIA Insured)	1,500,000	1,522,650
5.25% 8/1/32 (MBIA Insured)	1,510,000	1,530,612
Eighteenth Series B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,700,898
Twentieth Series A:
5.25% 8/1/19 (MBIA Insured)	1,020,000	1,142,400
5.25% 8/1/21 (MBIA Insured)	2,795,000	3,034,140
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	24,433,997
Stamford Gen. Oblig.:
5.25% 7/15/15	3,000,000	3,350,820
5.5% 7/15/14	1,250,000	1,384,725
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,193,137
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Univ. of Connecticut Series A, 5% 1/15/17 (MBIA Insured)	$ 2,000,000	$ 2,164,640
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,199,199
West Hartford Gen. Oblig. Series A, 5% 1/15/16	1,135,000	1,268,714
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,569,528
		413,940,997
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/14	1,000,000	955,100
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	470,000	374,228
		1,329,328
Puerto Rico - 9.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,022,910
Series AA, 5.5% 7/1/19 (MBIA Insured)	2,500,000	2,394,000
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	2,823,960
Series CC, 5.25% 7/1/33	2,500,000	2,469,350
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,705,856
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,467,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (d)	4,565,000	4,864,510
Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	5,811,009
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	2,000,000	1,883,960
Series 2002 A, 5.5% 7/1/18 (MBIA Insured)	6,660,000	6,360,100
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	1,897,060
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	4,904,800
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,284,478
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	787,912
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series VV, 5.25% 7/1/24 (FGIC Insured)	$ 2,500,000	$ 2,318,725
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,058,780
		48,054,410
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	1,100,000	669,955
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $469,372,369)	463,994,690
NET OTHER ASSETS - 4.6%	22,469,457
NET ASSETS - 100%	$ 486,464,147
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 463,994,690	$ -	$ 463,994,690	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $469,272,000. Net unrealized depreciation aggregated $5,277,310, of which $9,605,417 related to appreciated investment securities and $14,882,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 28, 2009

1.814102.104

NJT-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 400,000	$ 352,548
New Jersey - 82.6%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A:
7.375% 7/1/10 (Escrowed to Maturity) (c)	295,000	308,107
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,242,221
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,784,320
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,474,108
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,551
5.25% 8/15/17	20,000	21,483
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B:
5% 2/15/14	1,350,000	1,208,453
5.25% 2/15/11	2,075,000	2,005,135
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,555,308
Cape May County Muni. Utils. Auth. Series A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,885,724
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,434,928
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,745,685
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,757,600
Series 2005 B, 6.375% 11/1/13 (MBIA Insured)	4,000,000	4,696,680
Series B, 6.375% 11/1/15 (MBIA Insured)	11,215,000	13,551,309
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (MBIA Insured)	2,185,000	2,379,115
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,603,065
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,858,480
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,809,016
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,930,825
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	3,500,000	3,883,950
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,302,750
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	$ 675,000	$ 796,082
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,207,260
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,043,660
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,473,125
5.25% 9/15/17	2,000,000	2,157,600
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,039,517
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,142,318
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	898,170
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	301,328
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,364,542
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	85,000	103,267
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) Series 1999, 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,121,460
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	4,753,700
Series 2005 K:
5.25% 12/15/15	6,000,000	6,549,120
5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,746,690
5.5% 12/15/19	14,000,000	16,034,900
Series 2005 O:
5.125% 3/1/28	18,455,000	18,267,123
5.125% 3/1/30	2,175,000	2,092,502
5.25% 3/1/21	2,800,000	2,912,196
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,198,030
5.25% 3/1/22	15,700,000	16,204,127
5.25% 3/1/23	3,340,000	3,419,191
5.25% 3/1/24	9,000,000	9,143,100
5.25% 3/1/25	3,000,000	3,024,510
5.25% 3/1/26	9,000,000	9,018,270
Series 2005 P:
5.125% 9/1/28	6,800,000	6,640,268
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 P:
5.25% 9/1/26	$ 8,000,000	$ 8,017,360
Series 2006 S, 5% 9/1/36	15,000,000	14,394,300
Series 2007 U, 5% 9/1/37	2,000,000	1,920,800
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,251,100
Series 2008 Y, 5% 9/1/33	3,000,000	2,754,600
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,064,459
Series A, 5.25% 7/1/15 (MBIA Insured)	3,500,000	3,726,765
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,300,650
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	6,101,557
Series 1997 B, 5.375% 5/1/32 (b)	3,750,000	2,682,300
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	2,283,016
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	770,320
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,869,834
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,125,040
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,313,162
(Montclair State Univ. Proj.) Series L:
5.125% 7/1/20 (MBIA Insured)	170,000	180,421
5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,262,659
(Ramapo College Proj.) Series E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,693,020
(Rowan Univ. Proj.) Series B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,782,900
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,934,448
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	3,936,400
(William Paterson College Proj.) Series C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,885,211
New Jersey Envir. Infrastructure Trust Series 2007 A, 5% 9/1/17	4,900,000	5,602,611
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 A, 5% 7/1/11	5,820,000	5,974,987
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(AHS Hosp. Corp. Proj.):
Series A, 6% 7/1/11 (Escrowed to Maturity) (c)	$ 3,500,000	$ 3,883,985
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,645,535
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,506,145
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,006,020
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,320,072
(Saint Mary's Hosp. - Passaic Proj.) Series 1:
5% 3/1/20	2,030,000	2,006,351
5% 3/1/21	2,680,000	2,618,601
(Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,900,000	1,711,216
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,622,884
Series 2008 A. 5.25% 10/1/38	5,000,000	4,853,700
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	16,177
New Jersey Tobacco Settlement Fing. Corp.:
Series 1A, 5% 6/1/41	11,735,000	6,210,279
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	8,288,448
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A, 6% 1/1/11 (MBIA Insured)	3,835,000	4,059,424
Series 2005 C:
6.5% 1/1/16	595,000	692,806
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	236,461
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,662,538
6.5% 1/1/16 (Escrowed to Maturity) (c)	6,100,000	7,137,244
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	158,517
Series 2001 C, 5.5% 12/15/13 (FSA Insured)	8,285,000	9,123,028
Series 2005 C, 5.25% 6/15/20	10,000,000	10,653,200
Series 2005 D, 5% 6/15/20	4,000,000	4,154,640
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	3,610,600
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,576,550
0% 12/15/34	4,000,000	873,480
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2006 C:
0% 12/15/36 (AMBAC Insured)	$ 2,000,000	$ 350,920
Series 2008 A:
0% 12/15/35	10,000,000	1,919,000
0% 12/15/36	25,000,000	4,498,750
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,928,797
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,280,136
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,232,880
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,632,150
5.5% 12/15/20 (FGIC Insured)	15,235,000	16,969,657
Series C, 5.75% 12/15/12 (FSA Insured)	5,000,000	5,592,100
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,540,867
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (MBIA Insured) (b)	1,500,000	1,509,315
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (MBIA Insured)	2,840,000	3,159,812
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,874,375
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (MBIA Insured)	1,350,000	1,506,249
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,071,964
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,094,330
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A, 0% 8/1/24 (MBIA Insured)	2,000,000	807,940
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,859,071
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	1,720,000	1,887,218
Series F:
5% 5/1/30	1,500,000	1,520,190
5% 5/1/39	4,000,000	4,002,880
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,191,132
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	5,679,360
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,701,756
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Univ. of Medicine & Dentistry Series A: - continued
5.5% 12/1/27 (AMBAC Insured)	$ 4,000,000	$ 3,567,720
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. Series 2004, 5% 6/15/29 (MBIA Insured)	1,000,000	804,150
		470,750,409
New Jersey/Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,379,248
Series A, 5% 7/1/26 (MBIA Insured)	2,855,000	2,897,540
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,020,380
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,134,380
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,045,380
6% 1/1/18 (FSA Insured)	1,300,000	1,327,729
		11,804,657
New York & New Jersey - 7.8%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,298,143
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,013,230
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	7,181,973
5.5% 11/15/11 (b)	1,495,000	1,605,959
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,221,608
134th Series, 5% 1/15/39	4,500,000	4,364,010
136th Series, 5.25% 11/1/16 (b)	2,800,000	2,945,544
138th Series, 5% 12/1/13 (b)	1,745,000	1,851,305
141st Series, 5% 9/1/18 (b)	6,000,000	6,136,740
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	3,000,000	2,991,510
		44,610,022
Puerto Rico - 4.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	2,953,920
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: - continued
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	$ 3,000,000	$ 2,934,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (c)	6,075,000	6,473,581
Series 2005 C, 5.5% 7/1/18	2,000,000	1,927,140
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	1,897,060
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	4,735,700
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,677,560
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	984,890
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	2,500,000	2,541,975
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	6,000,000	625,200
		26,751,026
TOTAL MUNICIPAL BONDS (Cost $561,966,909)		554,268,662
Municipal Notes - 0.5%

New Jersey - 0.5%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10 (Cost $2,920,651)	2,900,000	2,920,329
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $564,887,560)		557,188,991
NET OTHER ASSETS - 2.2%		12,642,687
NET ASSETS - 100%		$ 569,831,678
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 557,188,991	$ -	$ 557,188,991	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $564,768,269. Net unrealized depreciation aggregated $7,579,278, of which $12,450,295 related to appreciated investment securities and $20,029,573 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009